Schedule H, line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 030 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	53-0257888
Plan number	030
Current Value	$ 1,958,258,000
Adjustment from fair value to contract value for GICs	1,640,000
Notes receivable from participants	$ 24,451,000	$ 23,783,000
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Interest-bearing cash
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 8,198,000
Collective funds:
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,432,250,000
Dover stable value fund:
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	98,111,000
Investment, Identifier [Axis]: Collective funds | T. Rowe | Structured Research Common Trust Fund Class C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	208,436,000
Investment, Identifier [Axis]: Collective funds | Vanguard | Target Retirement 2020 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	28,236,000
Investment, Identifier [Axis]: Collective funds | Vanguard | Target Retirement 2025 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	66,723,000
Investment, Identifier [Axis]: Collective funds | Vanguard | Target Retirement 2030 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	152,156,000
Investment, Identifier [Axis]: Collective funds | Vanguard | Target Retirement 2035 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	99,237,000
Investment, Identifier [Axis]: Collective funds | Vanguard | Target Retirement 2040 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	133,721,000
Investment, Identifier [Axis]: Collective funds | Vanguard | Target Retirement 2045 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	65,474,000
Investment, Identifier [Axis]: Collective funds | Vanguard | Target Retirement 2050 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	58,057,000
Investment, Identifier [Axis]: Collective funds | Vanguard | Target Retirement 2055 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	48,058,000
Investment, Identifier [Axis]: Collective funds | Vanguard | Target Retirement 2060 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	28,133,000
Investment, Identifier [Axis]: Collective funds | Vanguard | Target Retirement 2065 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,715,000
Investment, Identifier [Axis]: Collective funds | Vanguard | Target Retirement 2070 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,687,000
Investment, Identifier [Axis]: Collective funds | Vanguard | Target Retirement INCM & GR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	312,000
Investment, Identifier [Axis]: Collective funds | Vanguard | Target Retirement Income Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	29,916,000
Investment, Identifier [Axis]: Collective funds | Vanguard | Vanguard Institutional 500 Index Unit D
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	212,202,000
Investment, Identifier [Axis]: Collective funds | Vanguard | Vanguard Total Bond Index Unit D
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 37,861,000
Investment, Identifier [Axis]: Dover stable value fund | ABBVIE INC | 4.88% - 03/15/2030 - 350
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.88%
Par value	$ 350
Current Value	$ 361,000
Investment, Identifier [Axis]: Dover stable value fund | AMCAR_24-1 | 5.43% - 01/18/2029 - 599
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.43%
Par value	$ 599
Current Value	$ 604,000
Investment, Identifier [Axis]: Dover stable value fund | AMERICAN TOWER CORPORATIO | 5.00% - 01/31/2030 - 325
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Par value	$ 325
Current Value	$ 333,000
Investment, Identifier [Axis]: Dover stable value fund | AMGEN INC | 4.05% - 08/18/2029 - 350
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.05%
Par value	$ 350
Current Value	$ 350,000
Investment, Identifier [Axis]: Dover stable value fund | AMXCA_25-4 | 4.30% - 07/15/2030 - 650
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.30%
Par value	$ 650
Current Value	$ 659,000
Investment, Identifier [Axis]: Dover stable value fund | APPLE INC | 1.20% - 02/08/2028 - 375
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.20%
Par value	$ 375
Current Value	$ 357,000
Investment, Identifier [Axis]: Dover stable value fund | ASTRAZENECA FINANCE LLC | 4.85% - 02/26/2029 - 350
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.85%
Par value	$ 350
Current Value	$ 359,000
Investment, Identifier [Axis]: Dover stable value fund | AT&T INC | 4.70% - 08/15/2030 - 400
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.70%
Par value	$ 400
Current Value	$ 407,000
Investment, Identifier [Axis]: Dover stable value fund | BAE SYSTEMS PLC | 3.40% - 04/15/2030 - 425
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.40%
Par value	$ 425
Current Value	$ 411,000
Investment, Identifier [Axis]: Dover stable value fund | BANK OF AMERICA CORP | 5.16% - 01/24/2031 - 875
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.16%
Par value	$ 875
Current Value	$ 904,000
Investment, Identifier [Axis]: Dover stable value fund | BANK OF MONTREAL | 4.35% - 09/22/2031 - 375
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.35%
Par value	$ 375
Current Value	$ 374,000
Investment, Identifier [Axis]: Dover stable value fund | BANK OF NEW YORK MELLON C | 4.94% - 02/11/2031 - 375
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.94%
Par value	$ 375
Current Value	$ 386,000
Investment, Identifier [Axis]: Dover stable value fund | BANK OF NOVA SCOTIA | 5.13% - 02/14/2031 - 365
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.13%
Par value	$ 365
Current Value	$ 376,000
Investment, Identifier [Axis]: Dover stable value fund | BANK5_23-5YR4 | 6.50% - 12/15/2056 - 303
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.50%
Par value	$ 303
Current Value	$ 319,000
Investment, Identifier [Axis]: Dover stable value fund | BANK_17-BNK7 | 3.18% - 09/15/2060 - 270
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.18%
Par value	$ 270
Current Value	$ 266,000
Investment, Identifier [Axis]: Dover stable value fund | BANK_21-BN31 | 1.74% - 02/15/2054 - 300
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.74%
Par value	$ 300
Current Value	$ 286,000
Investment, Identifier [Axis]: Dover stable value fund | BECTON DICKINSON AND COMP | 5.08% - 06/07/2029 - 325
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.08%
Par value	$ 325
Current Value	$ 334,000
Investment, Identifier [Axis]: Dover stable value fund | BERKSHIRE HATHAWAY ENERGY | 3.25% - 04/15/2028 - 300
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.25%
Par value	$ 300
Current Value	$ 296,000
Investment, Identifier [Axis]: Dover stable value fund | BMWLT_24-1 | 5.00% - 06/25/2027 - 750
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Par value	$ 750
Current Value	$ 754,000
Investment, Identifier [Axis]: Dover stable value fund | BMWOT_22-A | 3.44% - 12/26/2028 - 230
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.44%
Par value	$ 230
Current Value	$ 229,000
Investment, Identifier [Axis]: Dover stable value fund | BOEING CO | 5.15% - 05/01/2030 - 350
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.15%
Par value	$ 350
Current Value	$ 360,000
Investment, Identifier [Axis]: Dover stable value fund | BP CAPITAL MARKETS AMERIC | 4.87% - 11/25/2029 - 350
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.87%
Par value	$ 350
Current Value	$ 359,000
Investment, Identifier [Axis]: Dover stable value fund | BRISTOL-MYERS SQUIBB CO | 1.45% - 11/13/2030 - 425
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.45%
Par value	$ 425
Current Value	$ 376,000
Investment, Identifier [Axis]: Dover stable value fund | BROADCOM INC | 5.15% - 11/15/2031 - 350
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.15%
Par value	$ 350
Current Value	$ 363,000
Investment, Identifier [Axis]: Dover stable value fund | CARMX_25-3 | 4.35% - 07/15/2030 - 1,100
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.35%
Par value	$ 1,100
Current Value	$ 1,109,000
Investment, Identifier [Axis]: Dover stable value fund | CARRIER GLOBAL CORP | 2.49% - 02/15/2027 - 325
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.49%
Par value	$ 325
Current Value	$ 320,000
Investment, Identifier [Axis]: Dover stable value fund | CATERPILLAR FINANCIAL SER | 4.38% - 08/16/2029 - 350
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.38%
Par value	$ 350
Current Value	$ 355,000
Investment, Identifier [Axis]: Dover stable value fund | CFCRE_17-C8 | 3.37% - 06/15/2050 - 9
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.37%
Par value	$ 9
Current Value	$ 9,000
Investment, Identifier [Axis]: Dover stable value fund | CGCMT_16-P6 | 3.46% - 12/10/2049 - 510
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.46%
Par value	$ 510
Current Value	$ 507,000
Investment, Identifier [Axis]: Dover stable value fund | CGCMT_18-B2 | 3.74% - 03/10/2051 - 242
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.74%
Par value	$ 242
Current Value	$ 239,000
Investment, Identifier [Axis]: Dover stable value fund | CGCMT_20-GC46 | 2.61% - 02/15/2053 - 293
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.61%
Par value	$ 293
Current Value	$ 285,000
Investment, Identifier [Axis]: Dover stable value fund | CHUBB INA HOLDINGS INC | 4.65% - 08/15/2029 - 315
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.65%
Par value	$ 315
Current Value	$ 322,000
Investment, Identifier [Axis]: Dover stable value fund | CIGNA GROUP | 4.50% - 09/15/2030 - 325
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Par value	$ 325
Current Value	$ 327,000
Investment, Identifier [Axis]: Dover stable value fund | CITIGROUP INC | 4.50% - 09/11/2031 - 775
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Par value	$ 775
Current Value	$ 777,000
Investment, Identifier [Axis]: Dover stable value fund | CMS ENERGY CORPORATION | 3.45% - 08/15/2027 - 325
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.45%
Par value	$ 325
Current Value	$ 322,000
Investment, Identifier [Axis]: Dover stable value fund | CNH_24-C | 4.03% - 01/15/2030 - 1,450
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.03%
Par value	$ 1,450
Current Value	$ 1,455,000
Investment, Identifier [Axis]: Dover stable value fund | CNH_25-B | 4.30% - 10/15/2030 - 1,000
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.30%
Par value	$ 1,000
Current Value	1,011,000
Investment, Identifier [Axis]: Dover stable value fund | COLUMBIA TR MM FUND ZERO | Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 918,000
Investment, Identifier [Axis]: Dover stable value fund | COMCAST CORPORATION | 3.40% - 04/01/2030 - 425
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.40%
Par value	$ 425
Current Value	$ 412,000
Investment, Identifier [Axis]: Dover stable value fund | COMM_16-COR1 | 2.97% - 10/10/2049 - 18
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.97%
Par value	$ 18
Current Value	$ 18,000
Investment, Identifier [Axis]: Dover stable value fund | COMM_18-COR3 | 4.18% - 05/10/2051 - 650
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.18%
Par value	$ 650
Current Value	$ 651,000
Investment, Identifier [Axis]: Dover stable value fund | COPAR_23-2 | 5.82% - 06/15/2028 - 404
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.82%
Par value	$ 404
Current Value	$ 408,000
Investment, Identifier [Axis]: Dover stable value fund | COREBRIDGE GLOBAL FUNDING | 5.20% - 06/24/2029 - 300
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.20%
Par value	$ 300
Current Value	$ 308,000
Investment, Identifier [Axis]: Dover stable value fund | CRVNA_21-N1 | 0.70% - 01/10/2028 - 17
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	0.70%
Par value	$ 17
Current Value	$ 17,000
Investment, Identifier [Axis]: Dover stable value fund | CRVNA_21-N4 | 1.80% - 09/11/2028 - 217
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.80%
Par value	$ 217
Current Value	$ 213,000
Investment, Identifier [Axis]: Dover stable value fund | CRVNA_25-P1 | 4.55% - 05/10/2030 - 925
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.55%
Par value	$ 925
Current Value	$ 931,000
Investment, Identifier [Axis]: Dover stable value fund | CRVNA_25-P4 | 4.14% - 12/10/2030 - 525
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.14%
Par value	$ 525
Current Value	$ 526,000
Investment, Identifier [Axis]: Dover stable value fund | CSAIL_19-C15 | 3.90% - 03/15/2052 - 199
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.90%
Par value	$ 199
Current Value	$ 199,000
Investment, Identifier [Axis]: Dover stable value fund | CSAIL_19-C16 | 3.14% - 06/15/2052 - 38
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.14%
Par value	$ 38
Current Value	$ 37,000
Investment, Identifier [Axis]: Dover stable value fund | CSAIL_19-C17 | 2.96% - 09/15/2052 - 546
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.96%
Par value	$ 546
Current Value	$ 538,000
Investment, Identifier [Axis]: Dover stable value fund | CSAIL_19-C18 | 2.87% - 12/15/2052 - 549
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.87%
Par value	$ 549
Current Value	$ 538,000
Investment, Identifier [Axis]: Dover stable value fund | CVS HEALTH CORP | 5.13% - 02/21/2030 - 350
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.13%
Par value	$ 350
Current Value	$ 360,000
Investment, Identifier [Axis]: Dover stable value fund | DBJPM_16-C3 | 2.89% - 08/10/2049 - 450
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.89%
Par value	$ 450
Current Value	$ 447,000
Investment, Identifier [Axis]: Dover stable value fund | DIAGEO INVESTMENT CORPORA | 5.13% - 08/15/2030 - 350
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.13%
Par value	$ 350
Current Value	$ 363,000
Investment, Identifier [Axis]: Dover stable value fund | DOMINION ENERGY INC | 5.00% - 06/15/2030 - 300
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Par value	$ 300
Current Value	$ 308,000
Investment, Identifier [Axis]: Dover stable value fund | DUKE ENERGY CORP | 4.85% - 01/05/2029 - 300
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.85%
Par value	$ 300
Current Value	$ 306,000
Investment, Identifier [Axis]: Dover stable value fund | EART_24-4A | 5.28% - 08/15/2030 - 187
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.28%
Par value	$ 187
Current Value	$ 187,000
Investment, Identifier [Axis]: Dover stable value fund | EFF_24-1 | 5.23% - 03/20/2030 - 149
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.23%
Par value	$ 149
Current Value	$ 151,000
Investment, Identifier [Axis]: Dover stable value fund | ELEVANCE HEALTH INC | 5.15% - 06/15/2029 - 350
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.15%
Par value	$ 350
Current Value	$ 361,000
Investment, Identifier [Axis]: Dover stable value fund | ENBRIDGE INC | 4.50% - 02/15/2031 - 325
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Par value	$ 325
Current Value	$ 325,000
Investment, Identifier [Axis]: Dover stable value fund | ENERGY TRANSFER LP | 5.20% - 04/01/2030 - 325
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.20%
Par value	$ 325
Current Value	$ 335,000
Investment, Identifier [Axis]: Dover stable value fund | ENTERPRISE PRODUCTS OPERA | 4.60% - 01/15/2031 - 325
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.60%
Par value	$ 325
Current Value	$ 329,000
Investment, Identifier [Axis]: Dover stable value fund | ERAC USA FINANCE LLC | 5.00% - 02/15/2029 - 325
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Par value	$ 325
Current Value	$ 333,000
Investment, Identifier [Axis]: Dover stable value fund | EXELON CORPORATION | 5.15% - 03/15/2029 - 300
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.15%
Par value	$ 300
Current Value	$ 309,000
Investment, Identifier [Axis]: Dover stable value fund | FFCB | 4.63% - 11/13/2028 - 775
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.63%
Par value	$ 775
Current Value	$ 796,000
Investment, Identifier [Axis]: Dover stable value fund | FFCB | 4.88% - 04/20/2026 - 3,400
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.88%
Par value	$ 3,400
Current Value	$ 3,411,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR GIANT | 3.00% - 05/01/2031 - 16
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 16
Current Value	$ 15,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR GIANT | 3.00% - 09/01/2033 - 13
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 13
Current Value	$ 13,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR GIANT | 3.50% - 01/01/2027 - 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 2
Current Value	$ 2,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR GIANT | 3.50% - 01/01/2029 - 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 1
Current Value	$ 1,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR GIANT | 3.50% - 03/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR GIANT | 3.50% - 03/01/2029 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR GIANT | 3.50% - 04/01/2027 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR GIANT | 3.50% - 04/01/2030 - 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 1
Current Value	$ 1,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR GIANT | 3.50% - 05/01/2027 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR GIANT | 3.50% - 06/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR GIANT | 3.50% - 07/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR GIANT | 3.50% - 08/01/2026 - 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 1
Current Value	$ 1,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR GIANT | 3.50% - 08/01/2029 - 10
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 10
Current Value	$ 10,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR GIANT | 3.50% - 08/01/2029 - 6
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 6
Current Value	$ 6,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR GIANT | 3.50% - 08/01/2032 - 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 1
Current Value	$ 1,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR GIANT | 3.50% - 08/01/2033 - 13
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 13
Current Value	$ 13,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR GIANT | 3.50% - 09/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR GIANT | 3.50% - 09/01/2026 - 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 1
Current Value	$ 1,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR GIANT | 3.50% - 09/01/2029 - 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 2
Current Value	$ 2,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR GIANT | 3.50% - 10/01/2028 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR GIANT | 3.50% - 11/01/2029 - 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 1
Current Value	$ 1,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR GIANT | 3.50% - 11/01/2029 - 17
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 17
Current Value	$ 16,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR GIANT | 3.50% - 12/01/2033 - 19
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 19
Current Value	$ 18,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR GIANT | 4.00% - 04/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR GIANT | 4.00% - 05/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Par value	$ 0
Current Value	0
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR GIANT | 4.00% - 06/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Par value	0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR GIANT | 4.00% - 07/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR GIANT |4.00% - 06/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR | 3.00% - 01/01/2033 - 54
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 54
Current Value	$ 53,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR | 3.00% - 02/01/2027 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR | 3.00% - 03/01/2033 - 27
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 27
Current Value	$ 26,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR | 3.00% - 07/01/2032 - 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 3
Current Value	$ 2,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR | 3.00% - 09/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR | 3.00% - 12/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR | 3.50% - 01/01/2027 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR | 3.50% - 02/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR | 3.50% - 03/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR | 3.50% - 03/01/2027 - 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 2
Current Value	$ 2,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR | 3.50% - 04/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR | 3.50% - 05/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR | 3.50% - 05/01/2032 - 6
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 6
Current Value	$ 6,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR | 3.50% - 06/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR | 3.50% - 07/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR | 3.50% - 07/01/2026 - 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 1
Current Value	$ 1,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR | 3.50% - 08/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR | 3.50% - 08/01/2026 - 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 1
Current Value	$ 1,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR | 3.50% - 09/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR | 3.50% - 09/01/2026 - 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 1
Current Value	$ 1,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR | 3.50% - 10/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR | 4.00% - 03/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR | 4.00% - 05/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 15YR | 4.00% - 06/01/2026 - 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Par value	$ 1
Current Value	$ 1,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 30YR GIANT | 3.50% - 03/01/2045 - 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 5
Current Value	$ 4,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 30YR GIANT | 3.50% - 06/01/2045 - 7
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 7
Current Value	$ 7,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 30YR GIANT | 3.50% - 06/01/2046 - 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 5
Current Value	$ 5,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 30YR GIANT | 3.50% - 08/01/2046 - 12
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 12
Current Value	$ 11,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 30YR GIANT | 3.50% - 09/01/2045 - 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 3
Current Value	$ 3,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 30YR GIANT | 3.50% - 12/01/2045 - 7
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 7
Current Value	$ 7,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 30YR GIANT | 4.00% - 02/01/2045 - 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Par value	$ 2
Current Value	$ 2,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 30YR GIANT | 4.00% - 03/01/2045 - 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Par value	$ 3
Current Value	$ 3,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 30YR GIANT | 4.00% - 12/01/2042 - 14
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Par value	$ 14
Current Value	$ 13,000
Investment, Identifier [Axis]: Dover stable value fund | FGOLD 30YR | 6.50% - 03/01/2032 - 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.50%
Par value	$ 2
Current Value	$ 3,000
Investment, Identifier [Axis]: Dover stable value fund | FHLB | 2.13% - 12/11/2026 - 300
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.13%
Par value	$ 300
Current Value	$ 296,000
Investment, Identifier [Axis]: Dover stable value fund | FHLB | 2.13% - 12/14/2029 - 1,750
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.13%
Par value	$ 1,750
Current Value	$ 1,648,000
Investment, Identifier [Axis]: Dover stable value fund | FHLB | 3.00% - 03/12/2027 - 50
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 50
Current Value	$ 50,000
Investment, Identifier [Axis]: Dover stable value fund | FHLB | 3.50% - 10/04/2027 - 325
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 325
Current Value	$ 325,000
Investment, Identifier [Axis]: Dover stable value fund | FHLMC 15YR UMBS MIRROR | 2.50% - 04/01/2030 - 10
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Par value	$ 10
Current Value	$ 10,000
Investment, Identifier [Axis]: Dover stable value fund | FHLMC 15YR UMBS MIRROR | 2.50% - 05/01/2033 - 84
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Par value	$ 84
Current Value	$ 80,000
Investment, Identifier [Axis]: Dover stable value fund | FHLMC 15YR UMBS MIRROR | 2.50% - 07/01/2032 - 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Par value	$ 5
Current Value	$ 5,000
Investment, Identifier [Axis]: Dover stable value fund | FHLMC 15YR UMBS MIRROR | 2.50% - 11/01/2032 - 80
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Par value	$ 80
Current Value	$ 77,000
Investment, Identifier [Axis]: Dover stable value fund | FHLMC 15YR UMBS MIRROR | 3.00% - 01/01/2033 - 70
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 70
Current Value	$ 68,000
Investment, Identifier [Axis]: Dover stable value fund | FHLMC 15YR UMBS MIRROR | 3.00% - 03/01/2031 - 76
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 76
Current Value	$ 74,000
Investment, Identifier [Axis]: Dover stable value fund | FHLMC 15YR UMBS MIRROR | 3.00% - 04/01/2034 - 23
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 23
Current Value	$ 22,000
Investment, Identifier [Axis]: Dover stable value fund | FHLMC 15YR UMBS SUPER | 2.00% - 06/01/2035 - 176
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.00%
Par value	$ 176
Current Value	$ 163,000
Investment, Identifier [Axis]: Dover stable value fund | FHLMC 15YR UMBS SUPER | 2.00% - 09/01/2035 - 38
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.00%
Par value	$ 38
Current Value	$ 35,000
Investment, Identifier [Axis]: Dover stable value fund | FHLMC 15YR UMBS SUPER | 2.00% - 10/01/2035 - 40
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.00%
Par value	$ 40
Current Value	$ 38,000
Investment, Identifier [Axis]: Dover stable value fund | FHLMC 15YR UMBS SUPER | 2.50% - 08/01/2034 - 45
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Par value	$ 45
Current Value	$ 43,000
Investment, Identifier [Axis]: Dover stable value fund | FHLMC 15YR UMBS SUPER | 2.50% - 09/01/2037 - 313
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Par value	$ 313
Current Value	$ 296,000
Investment, Identifier [Axis]: Dover stable value fund | FHLMC 15YR UMBS SUPER | 2.50% - 10/01/2034 - 8
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Par value	$ 8
Current Value	$ 8,000
Investment, Identifier [Axis]: Dover stable value fund | FHLMC 15YR UMBS SUPER | 3.00% - 01/01/2034 - 23
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 23
Current Value	$ 23,000
Investment, Identifier [Axis]: Dover stable value fund | FHLMC 15YR UMBS SUPER | 3.00% - 08/01/2034 - 15
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 15
Current Value	$ 15,000
Investment, Identifier [Axis]: Dover stable value fund | FHLMC 15YR UMBS SUPER | 5.00% - 07/01/2038 - 310
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Par value	$ 310
Current Value	$ 314,000
Investment, Identifier [Axis]: Dover stable value fund | FHLMC 15YR UMBS SUPER | 5.50% - 08/01/2039 - 196
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Par value	$ 196
Current Value	$ 201,000
Investment, Identifier [Axis]: Dover stable value fund | FHLMC 15YR UMBS SUPER | 5.50% - 11/01/2038 - 131
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Par value	$ 131
Current Value	$ 135,000
Investment, Identifier [Axis]: Dover stable value fund | FHLMC 15YR UMBS | 2.00% - 08/01/2035 - 37
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.00%
Par value	$ 37
Current Value	$ 34,000
Investment, Identifier [Axis]: Dover stable value fund | FHLMC 15YR UMBS | 2.00% - 08/01/2035 - 53
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.00%
Par value	$ 53
Current Value	$ 50,000
Investment, Identifier [Axis]: Dover stable value fund | FHLMC 15YR UMBS | 3.00% - 12/01/2034 - 20
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 20
Current Value	$ 20,000
Investment, Identifier [Axis]: Dover stable value fund | FHLMC 15YR UMBS | 3.00% - 12/01/2034 - 27
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 27
Current Value	$ 27,000
Investment, Identifier [Axis]: Dover stable value fund | FHLMC GOLD 30YR | 3.50% - 03/01/2045 - 8
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 8
Current Value	$ 8,000
Investment, Identifier [Axis]: Dover stable value fund | FHLMC GOLD 30YR | 3.50% - 05/01/2046 - 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 4
Current Value	$ 4,000
Investment, Identifier [Axis]: Dover stable value fund | FHLMC_K059 | 3.12% - 09/25/2026 - 296
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.12%
Par value	$ 296
Current Value	$ 294,000
Investment, Identifier [Axis]: Dover stable value fund | FHLMC_K060 | 3.30% - 10/25/2026 - 295
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.30%
Par value	$ 295
Current Value	$ 293,000
Investment, Identifier [Axis]: Dover stable value fund | FHLMC_K063 | 3.43% - 01/25/2027 - 325
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.43%
Par value	$ 325
Current Value	$ 324,000
Investment, Identifier [Axis]: Dover stable value fund | FHLMC_K066 | 2.80% - 12/25/2026 - 40
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.80%
Par value	$ 40
Current Value	$ 40,000
Investment, Identifier [Axis]: Dover stable value fund | FHLMC_K072 | 3.44% - 12/25/2027 - 700
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.44%
Par value	$ 700
Current Value	$ 695,000
Investment, Identifier [Axis]: Dover stable value fund | FHLMC_K078 | 3.85% - 06/25/2028 - 200
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.85%
Par value	$ 200
Current Value	$ 201,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 10/1 HYBRID ARM | 5.94% - 11/01/2033 - 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.94%
Par value	$ 2
Current Value	$ 2,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 10/1 HYBRID ARM | 6.07% - 12/01/2033 - 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.07%
Par value	$ 1
Current Value	$ 1,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 10/1 HYBRID ARM | 6.30% - 10/01/2034 - 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.30%
Par value	$ 2
Current Value	$ 2,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR UMBS SUPER | 2.00% - 07/01/2035 - 28
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.00%
Par value	$ 28
Current Value	$ 26,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR UMBS SUPER | 2.00% - 09/01/2035 - 102
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.00%
Par value	$ 102
Current Value	$ 94,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR UMBS SUPER | 5.00% - 02/01/2040 - 829
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Par value	$ 829
Current Value	$ 840,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR UMBS SUPER | 5.50% - 08/01/2039 - 193
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Par value	$ 193
Current Value	$ 198,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR UMBS SUPER | 5.50% - 11/01/2039 - 154
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Par value	$ 154
Current Value	$ 157,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR UMBS | 2.00% - 06/01/2035 - 12
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.00%
Par value	$ 12
Current Value	$ 11,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR UMBS | 2.00% - 07/01/2035 - 99
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.00%
Par value	$ 99
Current Value	$ 92,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR UMBS | 2.50% - 02/01/2035 - 76
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Par value	$ 76
Current Value	$ 72,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR UMBS | 2.50% - 08/01/2035 - 77
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Par value	$ 77
Current Value	$ 74,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR UMBS | 2.50% - 09/01/2034 - 34
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Par value	$ 34
Current Value	$ 32,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR UMBS | 2.50% - 10/01/2034 - 39
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Par value	$ 39
Current Value	$ 37,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR UMBS | 2.50% - 12/01/2034 - 29
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Par value	$ 29
Current Value	$ 28,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR UMBS | 3.00% - 08/01/2034 - 62
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 62
Current Value	$ 61,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR UMBS | 3.00% - 12/01/2034 - 15
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 15
Current Value	$ 15,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR UMBS | 4.00% - 11/01/2039 - 259
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Par value	$ 259
Current Value	$ 256,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR UMBS | 4.50% - 04/01/2038 - 347
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Par value	$ 347
Current Value	$ 347,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR UMBS | 4.50% - 11/01/2037 - 187
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Par value	$ 187
Current Value	$ 187,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR UMBS | 5.00% - 12/01/2037 - 288
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Par value	$ 288
Current Value	$ 293,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 2.00% - 02/01/2032 - 28
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.00%
Par value	$ 28
Current Value	$ 27,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 2.50% - 02/01/2033 - 87
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Par value	$ 87
Current Value	$ 84,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 01/01/2032 - 20
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 20
Current Value	$ 20,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 01/01/2034 - 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 4
Current Value	$ 3,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 02/01/2030 - 9
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 9
Current Value	$ 9,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 02/01/2031 - 11
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 11
Current Value	$ 11,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 02/01/2031 - 19
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 19
Current Value	$ 18,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 02/01/2034 - 17
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 17
Current Value	$ 16,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 03/01/2031 - 19
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 19
Current Value	$ 18,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 03/01/2031 - 25
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 25
Current Value	$ 24,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 03/01/2032 - 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 2
Current Value	$ 2,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 04/01/2031 - 14
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 14
Current Value	$ 14,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 04/01/2031 - 21
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 21
Current Value	$ 20,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 04/01/2032 - 20
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 20
Current Value	$ 19,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 04/01/2032 - 34
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 34
Current Value	$ 33,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 04/01/2032 - 45
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 45
Current Value	$ 44,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 05/01/2031 - 20
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 20
Current Value	$ 20,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 06/01/2032 - 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 3
Current Value	$ 3,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 06/01/2034 - 12
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 12
Current Value	$ 12,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 07/01/2029 - 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 4
Current Value	$ 4,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 07/01/2030 - 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 3
Current Value	$ 3,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 07/01/2032 - 30
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 30
Current Value	$ 29,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 08/01/2031 - 25
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 25
Current Value	$ 24,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 09/01/2029 - 19
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 19
Current Value	$ 19,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 09/01/2030 - 12
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 12
Current Value	$ 11,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 09/01/2031 - 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 2
Current Value	$ 2,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 09/01/2032 - 46
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 46
Current Value	$ 45,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 09/01/2033 - 83
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 83
Current Value	$ 81,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 10/01/2030 - 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 1
Current Value	$ 1,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 10/01/2030 - 20
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 20
Current Value	$ 20,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 10/01/2030 - 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 3
Current Value	$ 3,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 10/01/2033 - 20
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 20
Current Value	$ 20,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 11/01/2030 - 14
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 14
Current Value	$ 14,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 11/01/2031 - 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 1
Current Value	$ 1,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 11/01/2031 - 23
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 23
Current Value	$ 22,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.00% - 12/01/2033 - 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Par value	$ 3
Current Value	$ 2,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 01/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 01/01/2027 - 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 1
Current Value	$ 1,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 01/01/2027 - 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 3
Current Value	$ 3,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 01/01/2029 - 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 1
Current Value	$ 1,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 02/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 02/01/2029 - 8
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 8
Current Value	$ 8,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 02/01/2031 - 11
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 11
Current Value	$ 11,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 02/01/2032 - 57
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 57
Current Value	$ 57,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 03/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 04/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 04/01/2030 - 6
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 6
Current Value	$ 6,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 06/01/2027 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 06/01/2029 - 10
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 10
Current Value	$ 10,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 06/01/2030 - 26
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 26
Current Value	$ 26,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 07/01/2029 - 11
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 11
Current Value	$ 11,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 08/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 08/01/2026 - 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 1
Current Value	$ 1,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 08/01/2027 - 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 2
Current Value	$ 2,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 08/01/2029 - 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 1
Current Value	$ 1,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 08/01/2029 - 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 2
Current Value	$ 2,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 09/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 09/01/2029 - 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 2
Current Value	$ 2,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 09/01/2033 - 10
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 10
Current Value	$ 10,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 10/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 10/01/2026 - 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 3
Current Value	$ 3,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 10/01/2028 - 18
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 18
Current Value	$ 18,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 10/01/2029 - 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 3
Current Value	$ 3,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 11/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 11/01/2027 - 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 1
Current Value	$ 1,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 11/01/2028 - 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 4
Current Value	$ 4,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 11/01/2032 - 20
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 20
Current Value	$ 20,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 12/01/2028 - 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 1
Current Value	$ 1,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 3.50% - 12/01/2029 - 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 2
Current Value	$ 2,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 4.00% - 01/01/2029 - 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Par value	$ 1
Current Value	$ 1,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 4.00% - 03/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 4.00% - 05/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 4.00% - 11/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FNMA 15YR | 4.50% - 06/01/2026 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FNMA 30YR UMBS | 3.50% - 08/01/2049 - 21
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 21
Current Value	$ 19,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 30YR | 3.50% - 01/01/2046 - 7
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 7
Current Value	$ 6,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 30YR | 3.50% - 03/01/2046 - 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 1
Current Value	$ 1,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 30YR | 3.50% - 03/01/2046 - 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 3
Current Value	$ 3,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 30YR | 3.50% - 04/01/2049 - 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 5
Current Value	$ 5,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 30YR | 3.50% - 06/01/2045 - 7
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 7
Current Value	$ 7,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 30YR | 3.50% - 11/01/2045 - 19
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 19
Current Value	$ 18,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 30YR | 3.50% - 12/01/2045 - 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 2
Current Value	$ 2,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 30YR | 3.50% - 12/01/2045 - 6
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 6
Current Value	$ 5,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 30YR | 4.00% - 03/01/2047 - 23
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Par value	$ 23
Current Value	$ 23,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 30YR | 4.00% - 08/01/2044 - 16
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Par value	$ 16
Current Value	$ 16,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 30YR | 4.00% - 08/01/2047 - 12
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Par value	$ 12
Current Value	$ 12,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 30YR | 4.00% - 10/01/2044 - 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Par value	$ 5
Current Value	$ 5,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 30YR | 4.00% - 10/01/2045 - 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Par value	$ 2
Current Value	$ 2,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 30YR | 4.00% - 12/01/2041 - 6
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Par value	$ 6
Current Value	$ 6,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 30YR | 4.50% - 10/01/2043 - 5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Par value	$ 5
Current Value	$ 5,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 30YR | 5.00% - 03/01/2036 - 4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Par value	$ 4
Current Value	$ 4,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 30YR | 5.00% - 08/01/2034 - 6
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Par value	$ 6
Current Value	$ 6,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 30YR | 5.50% - 02/01/2029 - 3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Par value	$ 3
Current Value	$ 3,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 30YR | 5.50% - 03/01/2033 - 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Par value	$ 2
Current Value	$ 2,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 30YR | 5.50% - 03/01/2033 - 9
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Par value	$ 9
Current Value	$ 9,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA 30YR | 5.50% - 08/01/2033 - 0
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Par value	$ 0
Current Value	$ 0
Investment, Identifier [Axis]: Dover stable value fund | FNMA 30YR | 5.50% - 10/01/2032 - 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Par value	$ 2
Current Value	$ 2,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA BENCHMARK NOTES | 6.63% - 11/15/2030 - 1,575
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.63%
Par value	$ 1,575
Current Value	$ 1,776,000
Investment, Identifier [Axis]: Dover stable value fund | FNMA_03-W11 | 7.27% - 06/25/2033 - 1
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.27%
Par value	$ 1
Current Value	$ 1,000
Investment, Identifier [Axis]: Dover stable value fund | FORDO_23-A | 4.65% - 02/15/2028 - 193
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.65%
Par value	$ 193
Current Value	$ 194,000
Investment, Identifier [Axis]: Dover stable value fund | FORDO_25-A | 4.45% - 10/15/2029 - 750
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.45%
Par value	$ 750
Current Value	$ 758,000
Investment, Identifier [Axis]: Dover stable value fund | FORDR_21-2 | 1.53% - 05/15/2034 - 750
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.53%
Par value	$ 750
Current Value	$ 735,000
Investment, Identifier [Axis]: Dover stable value fund | FOUNDRY JV HOLDCO LLC | 5.50% - 01/25/2031 - 325
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Par value	$ 325
Current Value	$ 336,000
Investment, Identifier [Axis]: Dover stable value fund | GE HEALTHCARE TECHNOLOGIE | 4.80% - 01/15/2031 - 325
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.80%
Par value	$ 325
Current Value	$ 331,000
Investment, Identifier [Axis]: Dover stable value fund | GILEAD SCIENCES INC | 4.80% - 11/15/2029 - 325
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.80%
Par value	$ 325
Current Value	$ 334,000
Investment, Identifier [Axis]: Dover stable value fund | GNMA2 30YR | 3.50% - 01/20/2047 - 27
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 27
Current Value	$ 25,000
Investment, Identifier [Axis]: Dover stable value fund | GNMA2 30YR | 3.50% - 04/20/2047 - 23
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 23
Current Value	$ 22,000
Investment, Identifier [Axis]: Dover stable value fund | GNMA2 30YR | 3.50% - 07/20/2046 - 22
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Par value	$ 22
Current Value	$ 20,000
Investment, Identifier [Axis]: Dover stable value fund | GOLDMAN SACHS GROUP INC/T | 5.22% - 04/23/2031 - 750
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.22%
Par value	$ 750
Current Value	$ 774,000
Investment, Identifier [Axis]: Dover stable value fund | GSMS_16-GS3 | 2.78% - 10/10/2049 - 9
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.78%
Par value	$ 9
Current Value	$ 9,000
Investment, Identifier [Axis]: Dover stable value fund | GSMS_17-GS7 | 3.20% - 08/10/2050 - 57
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.20%
Par value	$ 57
Current Value	$ 56,000
Investment, Identifier [Axis]: Dover stable value fund | GSMS_19-GC42 | 2.91% - 09/10/2052 - 263
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.91%
Par value	$ 263
Current Value	$ 257,000
Investment, Identifier [Axis]: Dover stable value fund | HALST_24-C | 4.62% - 04/17/2028 - 450
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.62%
Par value	$ 450
Current Value	$ 453,000
Investment, Identifier [Axis]: Dover stable value fund | HART_25-A | 4.32% - 10/15/2029 - 225
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.32%
Par value	$ 225
Current Value	$ 227,000
Investment, Identifier [Axis]: Dover stable value fund | HART_25-B | 4.36% - 12/17/2029 - 350
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.36%
Par value	$ 350
Current Value	$ 353,000
Investment, Identifier [Axis]: Dover stable value fund | HCA INC | 5.45% - 04/01/2031 - 365
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.45%
Par value	$ 365
Current Value	$ 381,000
Investment, Identifier [Axis]: Dover stable value fund | HONEYWELL INTERNATIONAL I | 4.70% - 02/01/2030 - 300
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.70%
Par value	$ 300
Current Value	$ 307,000
Investment, Identifier [Axis]: Dover stable value fund | HSBC HOLDINGS PLC | 4.62% - 11/06/2031 - 700
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.62%
Par value	$ 700
Current Value	$ 702,000
Investment, Identifier [Axis]: Dover stable value fund | JDOT_23-A | 5.01% - 11/15/2027 - 203
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.01%
Par value	$ 203
Current Value	$ 204,000
Investment, Identifier [Axis]: Dover stable value fund | JDOT_25-B | 4.34% - 06/15/2032 - 700
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.34%
Par value	$ 700
Current Value	$ 708,000
Investment, Identifier [Axis]: Dover stable value fund | JOHN DEERE CAPITAL CORP | 4.55% - 06/05/2030 - 350
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.55%
Par value	$ 350
Current Value	$ 356,000
Investment, Identifier [Axis]: Dover stable value fund | JPMBB_16-C1 | 3.58% - 03/17/2049 - 128
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.58%
Par value	$ 128
Current Value	$ 128,000
Investment, Identifier [Axis]: Dover stable value fund | JPMCC_16-JP4 | 3.47% - 12/15/2049 - 18
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.47%
Par value	$ 18
Current Value	$ 18,000
Investment, Identifier [Axis]: Dover stable value fund | JPMCC_17-JP5 | 3.55% - 03/15/2050 - 222
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.55%
Par value	$ 222
Current Value	$ 221,000
Investment, Identifier [Axis]: Dover stable value fund | JPMORGAN CHASE & CO | 5.00% - 07/22/2030 - 900
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Par value	$ 900
Current Value	$ 924,000
Investment, Identifier [Axis]: Dover stable value fund | KCOT_23-1A | 5.02% - 06/15/2027 - 332
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.02%
Par value	$ 332
Current Value	$ 333,000
Investment, Identifier [Axis]: Dover stable value fund | KCOT_24-2A | 5.26% - 11/15/2028 - 500
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.26%
Par value	$ 500
Current Value	$ 508,000
Investment, Identifier [Axis]: Dover stable value fund | KINDER MORGAN INC | 5.15% - 06/01/2030 - 103
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.15%
Par value	$ 103
Current Value	$ 107,000
Investment, Identifier [Axis]: Dover stable value fund | L3HARRIS TECHNOLOGIES INC | 5.05% - 06/01/2029 - 325
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.05%
Par value	$ 325
Current Value	$ 334,000
Investment, Identifier [Axis]: Dover stable value fund | LOCKHEED MARTIN CORPORATI | 4.40% - 08/15/2030 - 335
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.40%
Par value	$ 335
Current Value	$ 338,000
Investment, Identifier [Axis]: Dover stable value fund | LYB INTERNATIONAL FINANCE | 5.13% - 01/15/2031 - 350
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.13%
Par value	$ 350
Current Value	$ 351,000
Investment, Identifier [Axis]: Dover stable value fund | MBALT_25-A | 4.61% - 04/16/2029 - 325
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.61%
Par value	$ 325
Current Value	$ 329,000
Investment, Identifier [Axis]: Dover stable value fund | MERCK & CO INC | 4.15% - 03/15/2031 - 400
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.15%
Par value	$ 400
Current Value	$ 399,000
Investment, Identifier [Axis]: Dover stable value fund | MET TOWER GLOBAL FUNDING | 4.20% - 09/16/2030 - 325
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.20%
Par value	$ 325
Current Value	$ 323,000
Investment, Identifier [Axis]: Dover stable value fund | MMAF_20-A | 0.97% - 04/09/2027 - 66
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	0.97%
Par value	$ 66
Current Value	$ 66,000
Investment, Identifier [Axis]: Dover stable value fund | MONDELEZ INTERNATIONAL IN | 2.63% - 03/17/2027 - 350
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.63%
Par value	$ 350
Current Value	$ 345,000
Investment, Identifier [Axis]: Dover stable value fund | MORGAN STANLEY | 5.04% - 07/19/2030 - 775
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.04%
Par value	$ 775
Current Value	$ 795,000
Investment, Identifier [Axis]: Dover stable value fund | MSBAM_17-C33 | 3.40% - 05/15/2050 - 72
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.40%
Par value	$ 72
Current Value	$ 72,000
Investment, Identifier [Axis]: Dover stable value fund | MSC_16-UBS9 | 3.59% - 03/15/2049 - 11
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.59%
Par value	$ 11
Current Value	$ 11,000
Investment, Identifier [Axis]: Dover stable value fund | MSC_17-H1 | 3.30% - 06/15/2050 - 39
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.30%
Par value	$ 39
Current Value	$ 39,000
Investment, Identifier [Axis]: Dover stable value fund | NAROT_25-A | 4.49% - 12/17/2029 - 875
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.49%
Par value	$ 875
Current Value	$ 887,000
Investment, Identifier [Axis]: Dover stable value fund | NEXTERA ENERGY CAPITAL HO | 5.05% - 03/15/2030 - 325
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.05%
Par value	$ 325
Current Value	$ 335,000
Investment, Identifier [Axis]: Dover stable value fund | NISOURCE INC | 5.20% - 07/01/2029 - 325
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.20%
Par value	$ 325
Current Value	$ 335,000
Investment, Identifier [Axis]: Dover stable value fund | NORFOLK SOUTHERN CORPORAT | 2.55% - 11/01/2029 - 325
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.55%
Par value	$ 325
Current Value	$ 307,000
Investment, Identifier [Axis]: Dover stable value fund | ONTARIO (PROVINCE OF) | 2.30% - 06/15/2026 - 450
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.30%
Par value	$ 450
Current Value	$ 447,000
Investment, Identifier [Axis]: Dover stable value fund | ORACLE CORPORATION | 4.45% - 09/26/2030 - 375
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.45%
Par value	$ 375
Current Value	$ 367,000
Investment, Identifier [Axis]: Dover stable value fund | PEPSICO INC | 4.60% - 02/07/2030 - 325
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.60%
Par value	$ 325
Current Value	$ 332,000
Investment, Identifier [Axis]: Dover stable value fund | PFIZER INC | 4.20% - 11/15/2030 - 350
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.20%
Par value	$ 350
Current Value	$ 352,000
Investment, Identifier [Axis]: Dover stable value fund | PNC FINANCIAL SERVICES GR | 5.49% - 05/14/2030 - 300
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.49%
Par value	$ 300
Current Value	$ 312,000
Investment, Identifier [Axis]: Dover stable value fund | PPL CAPITAL FUNDING INC | 3.10% - 05/15/2026 - 325
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.10%
Par value	$ 325
Current Value	$ 324,000
Investment, Identifier [Axis]: Dover stable value fund | PRICOA GLOBAL FUNDING I | 4.35% - 11/25/2030 - 325
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.35%
Par value	$ 325
Current Value	$ 326,000
Investment, Identifier [Axis]: Dover stable value fund | PRINCIPAL LIFE GLOBAL FUN | 5.10% - 01/25/2029 - 225
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.10%
Par value	$ 225
Current Value	$ 230,000
Investment, Identifier [Axis]: Dover stable value fund | PROCTER & GAMBLE CO | 4.05% - 05/01/2030 - 350
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.05%
Par value	$ 350
Current Value	$ 352,000
Investment, Identifier [Axis]: Dover stable value fund | PROG_25-SFR4 | 4.30% - 08/19/2042 - 750
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.30%
Par value	$ 750
Current Value	742,000
Investment, Identifier [Axis]: Dover stable value fund | Principal Life | Traditional guaranteed investment contract
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,347,000
Investment, Identifier [Axis]: Dover stable value fund | ROYAL BANK OF CANADA | 4.65% - 10/18/2030 - 400
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.65%
Par value	$ 400
Current Value	$ 405,000
Investment, Identifier [Axis]: Dover stable value fund | SBALT_24-A | 5.24% - 01/22/2029 - 700
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.24%
Par value	$ 700
Current Value	$ 703,000
Investment, Identifier [Axis]: Dover stable value fund | SHELL FINANCE US INC | 4.13% - 11/06/2030 - 375
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.13%
Par value	$ 375
Current Value	$ 375,000
Investment, Identifier [Axis]: Dover stable value fund | SIEMENS FUNDING B.V. | 4.60% - 05/28/2030 - 375
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.60%
Par value	$ 375
Current Value	$ 383,000
Investment, Identifier [Axis]: Dover stable value fund | SKANDINAVISKA ENSKILDA BA | 4.50% - 09/03/2030 - 200
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Par value	$ 200
Current Value	$ 201,000
Investment, Identifier [Axis]: Dover stable value fund | SOUTHERN POWER COMPANY | 4.25% - 10/01/2030 - 350
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.25%
Par value	$ 350
Current Value	$ 349,000
Investment, Identifier [Axis]: Dover stable value fund | STATE STREET CORPORATION | 5.68% - 11/21/2029 - 350
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.68%
Par value	$ 350
Current Value	$ 367,000
Investment, Identifier [Axis]: Dover stable value fund | SYNOPSYS INC | 4.85% - 04/01/2030 - 325
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.85%
Par value	$ 325
Current Value	$ 332,000
Investment, Identifier [Axis]: Dover stable value fund | T-MOBILE USA INC | 3.88% - 04/15/2030 - 385
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.88%
Par value	$ 385
Current Value	$ 378,000
Investment, Identifier [Axis]: Dover stable value fund | TAOT_23-C | 5.16% - 04/17/2028 - 220
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.16%
Par value	$ 220
Current Value	$ 221,000
Investment, Identifier [Axis]: Dover stable value fund | TAOT_25-C | 4.11% - 03/15/2030 - 775
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.11%
Par value	$ 775
Current Value	$ 780,000
Investment, Identifier [Axis]: Dover stable value fund | TARGET CORPORATION | 4.35% - 06/15/2028 - 350
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.35%
Par value	$ 350
Current Value	$ 354,000
Investment, Identifier [Axis]: Dover stable value fund | TORONTO-DOMINION BANK/THE | 4.81% - 06/03/2030 - 375
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.81%
Par value	$ 375
Current Value	$ 383,000
Investment, Identifier [Axis]: Dover stable value fund | TREASURY NOTE | 4.13% - 08/31/2030 - 8,115
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.13%
Par value	$ 8,115
Current Value	$ 8,258,000
Investment, Identifier [Axis]: Dover stable value fund | TRUIST FINANCIAL CORP | 5.44% - 01/24/2030 - 300
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.44%
Par value	$ 300
Current Value	$ 311,000
Investment, Identifier [Axis]: Dover stable value fund | UBSCM_17-C1 | 3.26% - 06/15/2050 - 9
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.26%
Par value	$ 9
Current Value	$ 9,000
Investment, Identifier [Axis]: Dover stable value fund | UBSCM_17-C3 | 3.22% - 08/15/2050 - 213
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.22%
Par value	$ 213
Current Value	$ 212,000
Investment, Identifier [Axis]: Dover stable value fund | UBSCM_18-C12 | 4.19% - 08/15/2051 - 309
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.19%
Par value	$ 309
Current Value	$ 309,000
Investment, Identifier [Axis]: Dover stable value fund | UBSCM_18-C8 | 3.72% - 02/15/2051 - 480
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.72%
Par value	$ 480
Current Value	$ 476,000
Investment, Identifier [Axis]: Dover stable value fund | UMBS 15YR TBA(REG B) | 4.00% - 01/20/2041 - 2,100
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Par value	$ 2,100
Current Value	$ 2,072,000
Investment, Identifier [Axis]: Dover stable value fund | UMBS 15YR TBA(REG B) | 4.50% - 01/20/2041 - 2,225
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Par value	$ 2,225
Current Value	$ 2,226,000
Investment, Identifier [Axis]: Dover stable value fund | UNION PACIFIC CORPORATION | 2.40% - 02/05/2030 - 325
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.40%
Par value	$ 325
Current Value	$ 304,000
Investment, Identifier [Axis]: Dover stable value fund | UNITED TECHNOLOGIES CORPO | 4.13% - 11/16/2028 - 350
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.13%
Par value	$ 350
Current Value	$ 351,000
Investment, Identifier [Axis]: Dover stable value fund | UNITEDHEALTH GROUP INC | 4.80% - 01/15/2030 - 400
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.80%
Par value	$ 400
Current Value	$ 410,000
Investment, Identifier [Axis]: Dover stable value fund | US BANCORP | 5.05% - 02/12/2031 - 425
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.05%
Par value	$ 425
Current Value	437,000
Investment, Identifier [Axis]: Dover stable value fund | United of Omaha | Traditional guaranteed investment contract 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,350,000
Investment, Identifier [Axis]: Dover stable value fund | United of Omaha | Traditional guaranteed investment contract 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,369,000
Investment, Identifier [Axis]: Dover stable value fund | VALET_24-1 | 4.63% - 07/20/2029 - 675
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.63%
Par value	$ 675
Current Value	$ 684,000
Investment, Identifier [Axis]: Dover stable value fund | VERIZON COMMUNICATIONS IN | 2.10% - 03/22/2028 - 400
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.10%
Par value	$ 400
Current Value	$ 384,000
Investment, Identifier [Axis]: Dover stable value fund | VOYA GLOBAL FUNDING | 4.60% - 11/24/2030 - 300
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.60%
Par value	$ 300
Current Value	$ 301,000
Investment, Identifier [Axis]: Dover stable value fund | VWALT_24-A | 5.20% - 12/20/2028 - 375
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.20%
Par value	$ 375
Current Value	$ 379,000
Investment, Identifier [Axis]: Dover stable value fund | VWALT_25-A | 4.50% - 06/20/2028 - 500
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Par value	$ 500
Current Value	$ 505,000
Investment, Identifier [Axis]: Dover stable value fund | VZMT_24-8 | 4.62% - 11/20/2030 - 575
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.62%
Par value	$ 575
Current Value	$ 584,000
Investment, Identifier [Axis]: Dover stable value fund | VZMT_25-1 | 4.71% - 01/21/2031 - 1,100
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.71%
Par value	$ 1,100
Current Value	$ 1,119,000
Investment, Identifier [Axis]: Dover stable value fund | VZMT_25-5 | 4.40% - 06/20/2031 - 350
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.40%
Par value	$ 350
Current Value	$ 354,000
Investment, Identifier [Axis]: Dover stable value fund | WEC ENERGY GROUP INC | 4.75% - 01/15/2028 - 325
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.75%
Par value	$ 325
Current Value	$ 330,000
Investment, Identifier [Axis]: Dover stable value fund | WELLS FARGO & COMPANY | 5.15% - 04/23/2031 - 775
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.15%
Par value	$ 775
Current Value	$ 800,000
Investment, Identifier [Axis]: Dover stable value fund | WFCIT_24-A1 | 4.94% - 02/15/2029 - 350
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.94%
Par value	$ 350
Current Value	$ 354,000
Investment, Identifier [Axis]: Dover stable value fund | WFCM_16-BNK1 | 2.40% - 08/15/2049 - 311
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.40%
Par value	$ 311
Current Value	$ 309,000
Investment, Identifier [Axis]: Dover stable value fund | WFCM_16-LC25 | 3.49% - 12/15/2059 - 2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.49%
Par value	$ 2
Current Value	$ 2,000
Investment, Identifier [Axis]: Dover stable value fund | WFCM_17-C40 | 2.50% - 10/15/2050 - 143
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Par value	$ 143
Current Value	$ 142,000
Investment, Identifier [Axis]: Dover stable value fund | WFCM_17-C40 | 3.32% - 10/15/2050 - 430
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.32%
Par value	$ 430
Current Value	$ 425,000
Investment, Identifier [Axis]: Dover stable value fund | WFCM_18-C45 | 4.15% - 06/15/2051 - 147
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.15%
Par value	$ 147
Current Value	$ 147,000
Investment, Identifier [Axis]: Dover stable value fund | WFCM_18-C46 | 4.09% - 08/15/2051 - 183
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.09%
Par value	$ 183
Current Value	$ 184,000
Investment, Identifier [Axis]: Dover stable value fund | WFCM_19-C52 | 2.83% - 08/15/2052 - 1,674
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.83%
Par value	$ 1,674
Current Value	$ 1,639,000
Investment, Identifier [Axis]: Dover stable value fund | WILLIAMS COMPANIES INC | 4.63% - 06/30/2030 - 325
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.63%
Par value	$ 325
Current Value	$ 329,000
Investment, Identifier [Axis]: Dover stable value fund | WOART_24-A | 4.84% - 10/15/2029 - 465
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.84%
Par value	$ 465
Current Value	$ 472,000
Investment, Identifier [Axis]: Dover stable value fund | WOART_24-B | 5.27% - 09/17/2029 - 431
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.27%
Par value	$ 431
Current Value	$ 435,000
Investment, Identifier [Axis]: Dover stable value fund | WOSAT_24-A | 4.98% - 02/15/2030 - 350
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.98%
Par value	$ 350
Current Value	352,000
Investment, Identifier [Axis]: GQG | GQG Partners International Equity CIT CL C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	36,808,000
Investment, Identifier [Axis]: Interest-bearing cash | Columbia | Money market funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,430,000
Investment, Identifier [Axis]: Interest-bearing cash | Merrill Lynch Bank | Deposit program
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,768,000
Investment, Identifier [Axis]: Prudential | Prudential Core Plus Bond 6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	29,606,000
Investment, Identifier [Axis]: Snyder | Small/Mid Cap Value Class R2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	46,477,000
Investment, Identifier [Axis]: Stock fund | Dover Corporation | Dover Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	419,699,000
Investment, Identifier [Axis]: Vanguard | Vanguard Institutional Extended Market Index Unit D
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	89,414,000
Investment, Identifier [Axis]: Vanguard | Vanguard Institutional Total International Stock Market Index Trust Unit D
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 48,021,000